Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on derivative financial instruments:	$ 4,882	$ 334	$ 9,851	$ 402
Gain (loss) on derivative instruments	(456)	(6,135)	(646)	(5,884)
Gain (loss) on derivative financial instruments	1,039	(3,313)	3,205	(2,569)
Non-regulated energy sales	(1,495)	(2,822)	(3,851)	(3,315)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on derivative financial instruments:	84	(7,032)	1,190	(7,783)
Total realized gain (loss) on derivative financial instruments	(1,537)	(157)	(3,830)	149
Loss on derivative financial instruments not accounted for as hedges	(1,453)	(7,189)	(2,640)	(7,634)
Amortization of AOCI gains frozen as a result of hedge dedesignation	997	1,054	1,994	1,750
Not Designated as Hedging Instrument | Interest rate swaps designated as a hedge
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on derivative financial instruments:	0	(4,680)	0	(4,680)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on derivative financial instruments:	84	(2,352)	62	(3,103)
Total realized gain (loss) on derivative financial instruments	(1,537)	(157)	(3,830)	149
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on derivative financial instruments:	$ 0	$ 0	$ 1,128	$ 0